CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2020
Disclosure Of Capital Management [Abstract]
CAPITAL MANAGEMENT [Text Block]

13. Capital Management

The Company considers its capital to be equity, comprising share capital, reserves and deficit. The Company's objectives are to ensure sufficient financial flexibility to achieve its ongoing business objectives, including the funding of future growth opportunities, the pursuit of accretive acquisitions, and to maximize shareholder return through enhancing the share value.

The Company manages capital through its budgeting and forecasting processes. The Company reviews its working capital and forecasts its future cash flows based on operating expenditures and other investing and financing activities.

To maintain its objectives, the Company may issue new shares, adjust capital spending, acquire or dispose of assets. There is no assurance that these initiatives will be successful.

There was no change in the Company's approach to capital management during the year ended December 31, 2020. The Company is not subject to any externally imposed capital requirements.